Loans and advances to credit institutions - Restricted assets (Details) - MXN ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Financial assets
Financial instruments received as collateral	$ 82,342	$ 111,937
Financial instruments in connection with derivative transactions in organized markets
Financial assets
Financial assets pledged as collateral	5,153	3,689
Financial instrument in connection with OTC derivative transactions | Loans and advances - Credit institutions | Financial assets at amortized cost category
Financial assets
Financial assets pledged as collateral	14,300	29,508
Financial instruments in connection with repurchase agreement transactions | Loans and advances - Credit institutions | Financial assets designated at fair value through profit or loss
Financial assets
Financial instruments received as collateral	$ 54,097	$ 98,458